Pay vs Performance Disclosure - USD ($)		10 Months Ended	12 Months Ended
	Jun. 05, 2021	May 31, 2022	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO		Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of $100 Investment based on:		Net Income/ (Loss)	Operating Income/ (Loss)
	Robinson (1)	Warwick (1)	Robinson (2)	Warwick (2)			Company TSR (3)	Peer Group TSR(4) (5)
Year	$	$	$	$	$	$	$	$	$	$
2025	N/A	3,300,513	N/A	2,397,172	1,965,682	1,203,180	66.04	371.54	(1,887,295)	15,794,114
2024	N/A	2,038,591	N/A	1,789,890	1,197,289	896,796	132.86	245.04	12,126,191	14,550,314
2023(5)	N/A	3,300,361	N/A	3,844,325	1,602,983	1,908,873	153.57	190.82	86,322,599	106,294,472
2022	37,329	5,178,808	(352,506)	5,557,737	1,762,021	2,093,301	133.08	198.75	80,915,979	97,377,254
2021	1,641,888	N/A	1,474,491	N/A	1,381,961	1,809,614	117.45	205.17	(11,007,069)	(22,723,408)

(1)
As noted above, in fiscal year 2022, Mr. Richard Robinson unexpectedly passed away on June 5, 2021 and Mr. Peter Warwick served as PEO beginning August 1, 2021.
(2)
The table below provides the adjustments required by Item 402(v) to be made to the SCT totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent amounts actually paid to the executive or necessarily the value that will ultimately be realized under equity awards. Rather, it primarily reflects the changes in fair market value of equity awards during the applicable year.
(3)
Total Shareholder Return is based on the performance of a $100 investment in the Company made on May 31, 2020 through the last day of each reported fiscal year with the reinvestment of all dividends.
(4)
Peer Group Total Shareholder Return is based on the performance of a $100 investment in a Company selected peer group made on May 31, 2020 through the last day of each reported fiscal year with the reinvestment of all dividends. The peer group's total shareholder return presented is weighted according to the stock market capitalizations of the peer group members at the beginning of each fiscal year presented. For the fiscal years 2021 and 2022, the peer group consisted of Pearson plc, John Wiley & Sons, Inc. and Houghton Mifflin Harcourt. Houghton Mifflin Harcourt ceased being a publicly traded company as of April 8, 2022; therefore, the cumulative total shareholder return presented for fiscal year 2022 reflects the performance of Houghton Mifflin Harcourt from June 1, 2020 to April 7, 2022. Stride, Inc., an education company with a similar level of revenue to the Company, replaced Houghton Mifflin Harcourt in the peer group beginning with fiscal year 2023.

Accordingly, the peer group for fiscal years 2023 and 2024 consisted of Pearson plc, John Wiley & Sons, Inc. and Stride, Inc; the cumulative total shareholder return presented in the table for those years reflects the impact of the prior peer groups total cumulative shareholder return for fiscal years 2021 and 2022.

If the peer group for fiscal 2023 had consisted of Pearson plc, John Wiley & Sons, Inc. and Houghton Mifflin Harcourt (through April 7, 2022 only), the total shareholder return of a $100 investment made on May 31, 2020 would have been $188.38 for fiscal year 2023.

If the peer group for fiscal years 2021 and 2022 had consisted of Pearson PLC, John Wiley & Sons, Inc. and Stride, Inc., the cumulative total shareholder return would have been $182.15, $163.55, $157.02, $201.63, and $305.72 for fiscal years 2021, 2022, 2023, 2024 and 2025, respectively.

(5)
Amounts for fiscal year 2023 have been updated to reflect STIP bonus amounts for fiscal 2023.

Company Selected Measure Name			Operating Income/ (Loss)
Named Executive Officers, Footnote

For purposes of the Pay Versus Performance Table, the PEOs and other NEOs for the applicable years were as follows:

•
For fiscal year 2021, Mr. Richard Robinson served as PEO and Mr. Kenneth Cleary, Ms. Iole Lucchese, Ms. Sasha Quinton, Ms. Judith Newman and Mr. Satbir Bedi served as the other NEOs.
•
For fiscal year 2022, Mr. Richard Robinson served as PEO until he unexpectedly passed away on June 5, 2021 and Mr. Peter Warwick served as PEO beginning August 1, 2021. The other NEOs for fiscal 2022 were Mr. Kenneth Cleary, Ms. Iole Lucchese, Ms. Rosamund Else-Mitchell and Ms. Sasha Quinton.
•
For fiscal year 2023, Mr. Peter Warwick served as PEO and Mr. Kenneth Cleary, Ms. Iole Lucchese, Ms. Rosamund Else-Mitchell and Ms. Sasha Quinton served as the other NEOs.
•
For fiscal year 2024, Mr. Peter Warwick served as PEO and Mr. Haji Glover (who joined the Company as the chief financial officer as of January 22, 2024), Mr. Kenneth Cleary (who served as the chief financial officer until January 22, 2024, when he transitioned to President, International), Ms. Iole Lucchese, Ms. Sasha Quinton and Mr. Andrew Hedden served as the other NEOs.
•
For fiscal year 2025, Mr. Peter Warwick served as PEO and Mr. Haji Glover, Mr. Jeffrey Mathews, Ms. Iole Lucchese, Ms. Sasha Quinton served as the other NEOs.

Peer Group Issuers, Footnote
(4)
Peer Group Total Shareholder Return is based on the performance of a $100 investment in a Company selected peer group made on May 31, 2020 through the last day of each reported fiscal year with the reinvestment of all dividends. The peer group's total shareholder return presented is weighted according to the stock market capitalizations of the peer group members at the beginning of each fiscal year presented. For the fiscal years 2021 and 2022, the peer group consisted of Pearson plc, John Wiley & Sons, Inc. and Houghton Mifflin Harcourt. Houghton Mifflin Harcourt ceased being a publicly traded company as of April 8, 2022; therefore, the cumulative total shareholder return presented for fiscal year 2022 reflects the performance of Houghton Mifflin Harcourt from June 1, 2020 to April 7, 2022. Stride, Inc., an education company with a similar level of revenue to the Company, replaced Houghton Mifflin Harcourt in the peer group beginning with fiscal year 2023.

Accordingly, the peer group for fiscal years 2023 and 2024 consisted of Pearson plc, John Wiley & Sons, Inc. and Stride, Inc; the cumulative total shareholder return presented in the table for those years reflects the impact of the prior peer groups total cumulative shareholder return for fiscal years 2021 and 2022.

If the peer group for fiscal 2023 had consisted of Pearson plc, John Wiley & Sons, Inc. and Houghton Mifflin Harcourt (through April 7, 2022 only), the total shareholder return of a $100 investment made on May 31, 2020 would have been $188.38 for fiscal year 2023.

If the peer group for fiscal years 2021 and 2022 had consisted of Pearson PLC, John Wiley & Sons, Inc. and Stride, Inc., the cumulative total shareholder return would have been $182.15, $163.55, $157.02, $201.63, and $305.72 for fiscal years 2021, 2022, 2023, 2024 and 2025, respectively.

Changed Peer Group, Footnote			Stride, Inc., an education company with a similar level of revenue to the Company, replaced Houghton Mifflin Harcourt in the peer group beginning with fiscal year 2023.
Adjustment To PEO Compensation, Footnote

The determination of “compensation actually paid” begins with the total compensation reported in the SCT. In determining compensation actually paid, SEC proxy disclosure rules require that certain adjustments be made to the SCT totals with respect to equity-based and other compensation. For equity-based awards made during the year, the recorded grant date value is replaced with the estimated year-end value. For equity-based awards made in prior years, but paid out during the year, the value at payout is included. And for equity-based awards made in prior years that remain unvested at year-end, the estimated change in value from the beginning to the end of the year is included. For performance-based equity awards, the estimate of year-end value is based upon the “probable outcome” of the performance conditions as of the last day of the fiscal year.

Given the methodology under which “compensation actually paid” is required to be calculated, these amounts are subject to significant fluctuation based on stock price volatility. For discussion of how the HRCC assessed Company performance and the compensation of the NEOs, see “Compensation Discussion and Analysis.”

	2021		2022		2023(1)		2024		2025
	PEO
	Robinson ($)	Warwick ($)	Robinson ($)	Warwick ($)	Robinson ($)	Warwick ($)	Robinson ($)	Warwick ($)	Robinson ($)	Warwick ($)
Summary Compensation Total	1,641,888	N/A	37,329	5,178,808	N/A	3,300,361	N/A	2,038,591	N/A	3,300,513
Deduction of grant date fair value of stock awards granted in fiscal year	0	N/A	0	(2,500,020)	N/A	(999,966)	N/A	(999,965)	N/A	(1,499,987)
Increase in fair value at fiscal year-end of outstanding unvested stock awards granted in fiscal year	0	N/A	0	2,874,060	N/A	1,206,092	N/A	879,402	N/A	666,744
Increased in fair value at vesting of stock awards granted in fiscal year that vested during fiscal year	0	N/A	0	0	N/A	0	N/A	0	N/A	0
Change in fair value of outstanding unvested stock awards granted in prior fiscal years	162,895	N/A	0	0	N/A	214,702	N/A	(122,819)	N/A	(0)
Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	(330,292)	N/A	(389,835)	4,889	N/A	123,136	N/A	(5,319)	N/A	(70,097)
Deduction for fair value as of prior fiscal year-end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	0	N/A	0	0	N/A	0	N/A	0	N/A	0
Compensation Actually Paid (2)	1,474,491	N/A	(352,506)	5,557,737	N/A	3,844,325	N/A	1,789,890	N/A	2,397,172
(1)
Amounts for fiscal year 2023 have been updated to reflect STIP bonus amounts for fiscal 2023.
(2)
There was no change in pension values during the fiscal year and no pension service costs; accordingly, no adjustment has been included.

Non-PEO NEO Average Total Compensation Amount			$ 1,965,682	$ 1,197,289	$ 1,602,983	$ 1,762,021	$ 1,381,961
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,203,180	896,796	1,908,873	2,093,301	1,809,614
Adjustment to Non-PEO NEO Compensation Footnote

The determination of “compensation actually paid” begins with the total compensation reported in the SCT. In determining compensation actually paid, SEC proxy disclosure rules require that certain adjustments be made to the SCT totals with respect to equity-based and other compensation. For equity-based awards made during the year, the recorded grant date value is replaced with the estimated year-end value. For equity-based awards made in prior years, but paid out during the year, the value at payout is included. And for equity-based awards made in prior years that remain unvested at year-end, the estimated change in value from the beginning to the end of the year is included. For performance-based equity awards, the estimate of year-end value is based upon the “probable outcome” of the performance conditions as of the last day of the fiscal year.

Given the methodology under which “compensation actually paid” is required to be calculated, these amounts are subject to significant fluctuation based on stock price volatility. For discussion of how the HRCC assessed Company performance and the compensation of the NEOs, see “Compensation Discussion and Analysis.”

	2021	2022	2023(1)	2024	2025
	Average for Non-PEO NEOs ($)
Summary Compensation Total	1,381,961	1,762,021	1,602,983	1,197,289	1,965,682
Deduction of grant date fair value of stock awards granted in fiscal year	(335,002)	(443,750)	(524,990)	(459,998)	(949,972)
Increase in fair value at fiscal year-end of outstanding unvested stock awards granted in fiscal year	787,363	541,228	529,499	434,869	513,686
Increased in fair value at vesting of stock awards granted in fiscal year that vested during fiscal year	0	0	0	0	0
Change in fair value of outstanding unvested stock awards granted in prior fiscal years	29,376	198,824	180,454	(97,541)	(248,771)
Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	(32,706)	34,979	120,927	(177,824)	(77,445)
Deduction for fair value as of prior fiscal year-end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	(21,377)	0	0	0	0
Compensation Actually Paid (2)	1,809,614	2,093,301	1,908,873	896,796	1,203,180

(1)
Amounts for fiscal year 2023 have been updated to reflect STIP bonus amounts for fiscal 2023.
(2)
There was no change in pension values during the fiscal year and no pension service costs; accordingly, no adjustment has been included.

Compensation Actually Paid vs. Total Shareholder Return

The compensation actually paid to Mr. Robinson in fiscal 2021 was $1,474,491 and a negative ($352,506) for fiscal 2022, reflecting the impact of his passing on his outstanding equity awards. As noted above, Mr. Warwick became the chief executive officer on August 1, 2021 and his compensation actually paid for fiscal 2022 of $5,557,737 reflects his employment agreement and sign-on awards. For the other NEOs, their compensation actually paid during this period increased from $1,809,614 in fiscal 2021 to $2,093,301 in fiscal 2022 and decreased to $1,908,873 for fiscal 2023 and further decreased in fiscal 2024 to $896,796 and then increased to $1,203,180 in fiscal 2025. As noted above, fiscal 2024 compensation reflects Mr. Glover’s partial year status and his one-time grant and minimum guaranteed bonus in connection with his joining the Company. SCT compensation and compensation actually paid for fiscal 2024 for Mr. Warwick and other NEOs decreased compared to the prior years presented in part as a result of not meeting Corporate Operating Income goals, which comprised a significant portion of their 2024 STIP bonus. In 2025, both Mr. Warwick’s and the other NEO’s actual compensation increased from fiscal 2024. Part of this increase was attributable, as noted above, to the special award to Mr. Mathews in fiscal 2025 and to the fact that Mr. Glover was compensated for a full year in fiscal 2025. Also contributing to the increased compensation actually paid to Mr. Warwick and the other NEOs in fiscal 2025 was the fact that Corporate Operating Income in fiscal year 2025 satisfied the minimum level required under that criteria for the payment of bonuses under the STIP, resulting in a bonus pool of 60.84% of the target pool against a bonus pool of 38.7% in fiscal 2024 when the minimum level Corporate Operating Income was not satisfied.

Tabular List, Table

2025 Most Important Performance Measure

In addition to net income and TSR, we believe that operating income is the most important financial performance measure used to link compensation actually paid to the NEOs to Company performance. Each of these measures are reported in the Pay Versus Performance Table.

STIP Funding

Corporate Operating Income targets, Divisional Operating Income targets (for business units) and Departmental Budget Objectives (for staff positions) and agreed individual goals are used to determine the funding of and payouts under the STIP as described above under “Compensation Discussion and Analysis.” Corporate Operating Income, Division Operating Income and Department Budget Objectives are each non-GAAP measures that are defined above under “Compensation and Discussion Analysis – Fiscal 2025 STIP Bonuses.”

Total Shareholder Return Amount			$ 66.04	132.86	153.57	133.08	117.45
Peer Group Total Shareholder Return Amount			371.54	245.04	190.82	198.75	205.17
Net Income (Loss)			$ (1,887,295)	$ 12,126,191	$ 86,322,599	$ 80,915,979	$ (11,007,069)
Company Selected Measure Amount			15,794,114	14,550,314	106,294,472	97,377,254	(22,723,408)
PEO Name	Mr. Richard Robinson	Mr. Peter Warwick	Mr. Peter Warwick	Mr. Peter Warwick	Mr. Peter Warwick		Mr. Richard Robinson
Measure:: 1
Pay vs Performance Disclosure
Name			operating income
Mr. Richard Robinson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 37,329	$ 1,641,888
PEO Actually Paid Compensation Amount						(352,506)	1,474,491
Mr. Peter Warwick [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,300,513	$ 2,038,591	$ 3,300,361	5,178,808
PEO Actually Paid Compensation Amount			2,397,172	1,789,890	3,844,325	5,557,737
PEO | Mr. Richard Robinson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Mr. Richard Robinson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Mr. Richard Robinson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	162,895
PEO | Mr. Richard Robinson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Mr. Richard Robinson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(389,835)	(330,292)
PEO | Mr. Richard Robinson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Mr. Peter Warwick [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,499,987)	(999,965)	(999,966)	(2,500,020)
PEO | Mr. Peter Warwick [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			666,744	879,402	1,206,092	2,874,060
PEO | Mr. Peter Warwick [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(0)	(122,819)	214,702	0
PEO | Mr. Peter Warwick [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Peter Warwick [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(70,097)	(5,319)	123,136	4,889
PEO | Mr. Peter Warwick [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(949,972)	(459,998)	(524,990)	(443,750)	(335,002)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			513,686	434,869	529,499	541,228	787,363
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(248,771)	(97,541)	180,454	198,824	29,376
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(77,445)	(177,824)	120,927	34,979	(32,706)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ (21,377)